Related party transactions	9 Months Ended
Sep. 30, 2022
Related party transactions
Related party transactions

13. Related party transactions

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003 - Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999 - Current
Suzhou Meimai Fast Manufacturing Technology Co., Ltd., Suzhou	Minority shareholder of voxeljet China, Customer	04/11/2016 - 09/01/2021
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017 - Current
Michele Neuber	Employee	07/01/2019 - 03/31/2022
Susanne Ederer-Pausewang	Customer	03/17/2021 - Current
Lisa Franz	Employee	10/01/2021 - 02/18/2022

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 2 in each of the nine months ended September 30, 2022 and September 30, 2021.

Further, voxeljet acquired goods amounting to kEUR 0 and kEUR 0 in the nine months ended September 30, 2022 and September 30, 2021, respectively from ‘Schlosserei und Metallbau Ederer’, which is owned by the brother of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

Moreover, voxeljet received orders amounting to kEUR 174 and kEUR 77 in the nine months ended September 30, 2022 and September 30, 2021, respectively from Suzhou Meimai Fast Manufacturing Technology Co. ('Meimai’), Ltd., which was our minority shareholder for voxeljet China until September 1, 2021. On this date, Meimai transferred half of its equity interest in voxeljet China, or 15.00% of voxeljet China’s equity, to its shareholder MK Holding GmbH and the remaining half of its equity interest, or 15.00% of voxeljet China’s equity to its shareholder Mr. Jin Tianshi, the managing director of voxeljet China. As a result, as of September 1, 2021, Meimai is no longer a related party. After the capital increase for voxeljet China by voxeljet AG, effective on June 28, 2022, voxeljet AG’s shareholding increased from 70.00% to 88.52%, while each of MK Holding GmbH’s and Mr. Jin Tianshi’s shareholding decreased from 15.00% to 5.74%.

Further, voxeljet received orders amounting to kEUR 0 and kEUR 0 in the nine months ended September 30, 2022 and September 30, 2021, respectively from ‘DSCS Digital Supply Chain Solutions GmbH’, which is an associated company of which the Company owns 33.3%. Shareholders of DSCS have initiated the wind-up of DSCS, which will be finalized by DSCS’s removal from the commercial register, expected to take place in the first quarter of 2023.

In addition, voxeljet employed Michele Neuber as an intern between July 2019 and March 2022. Michele Neuber is the son of Volker Neuber, who has been a member of voxeljet’s supervisory board since July 2020. He received a salary of kEUR 1 and kEUR 1 in the nine months ended September 30, 2022 and September 30, 2021, respectively.

Moreover, voxeljet sold a used car in the first quarter of 2021 to Susanne Ederer-Pausewang amounting to kEUR 27, who is the wife of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

In addition, voxeljet employed Lisa Franz, who is the daughter of Rudolf Franz, the Chief Operating Officer and Chief Financial Officer of voxeljet, as an intern between October 2021 and February 2022. She received a salary of kEUR 1 in the nine months ended September 30, 2022.

All related party transactions voxeljet entered into were made on an arm's length basis.